Trade receivables and other current assets	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables and other current assets
Note 8. Trade receivables and other current assets

Accounting policies for trade receivables and other current assets are described in Note 15.

8.1. Trade receivables

	As of December 31,
(in thousands of euros)	2025	2024
Trade receivables	2,136	2,977
Trade receivables	2,136	2,977
As of December 31, 2025, trade receivables balance mainly relates to Janssen revenue not yet collected, which is comprised of product supplies for €1.6 million.
The €3.0 million trade receivables balance as of December 31, 2024 mainly relates to our principal customer balance - Janssen, that includes the last invoices issued in connection with batch deliveries not yet settled and breakdown as follows: outstanding supply invoices for €2.1 million, technology transfer and technical assistance €0.7 million and intellectual property services €0.1 million.
See Notes 4.1. - Global License Agreement with Janssen Pharmaceutica NV and 4.2. - Asia Licensing Agreement for more details.

	As of December 31,
(in thousands of euros)	2025	2024
Due in 3 months or less	2,136	2,977
Due between 3 and 6 months	—	—
Due between 6 and 12 months	—	—
Due after more than 12 months	—	—
Trade receivables	2,136	2,977

8.2. Other current assets
Other current assets break down as follows:

	As of December 31,
(in thousands of euros)	2025	2024
Research tax credit receivable	3,038	3,369
VAT receivable	1,080	1,104
Prepaid expenses	2,318	3,195
Other receivables	1,426	1,085
Other current assets	7,863	8,753
Prepaid expenses
As of December 31, 2025, the €2.3 million in prepaid expenses primarily relates to research agreements with MD Anderson for €1.1 million, compared to €1.2 million on December 31, 2024 (see Note 4.5. - Collaboration Agreement with MD Anderson), and €1.2 million relates to invoices received during the period for third-party services to be performed after the closing period, mainly relating to IT, insurance, and other invoices associated with annual administrative contracts.
Other receivables
Other receivables increased by €0.3 million, primarily due to an increase in advance payments made to Contract Research Organization (CRO) and to Clinical Services Providers in connection with the execution of the clinical trial NANORAY-312. These payments amounted to 1.0 million euros on December 31, 2025, compared to 0.7 million euros on December 31, 2024.
Research tax credit receivable
The Company receives research tax credit (Crédit d’Impôt Recherche, or ‘‘CIR’’) from the French tax authorities. See Note 16 - Revenues and other income for additional details on the CIR research tax credit.
The research tax credit for 2025 was €3.0 million (€2.9 million for Nanobiotix S.A. and €0.2 million for Nanobiotix Corp), while the amount for 2024 was €3.4 million (€3.0 million for Nanobiotix S.A. and €0.4 million for Nanobiotix Corp).
The 2023 research tax credit was received by the Company in November 2024, and the 2024 research tax credit was received by the Company in November 2025.
The change in research tax credit receivables breaks down as follows:

(in thousands of euros)
Receivable as of December 31, 2023	3,939
Receipt of 2023 research tax credit – Nanobiotix SA	(3,707)
Receipt of 2023 research tax credit – Curadigm SAS	(177)
2024 research tax credit – Nanobiotix SA	2,954
2024 research tax credit – Nanobiotix Corp	360
Receivable as of December 31, 2024	3,369
Receipt of 2024 research tax credit – Nanobiotix SA	(2,954)
Receipt of 2024 research tax credit – Curadigm SAS	(120)
2025 research tax credit – Nanobiotix SA	2,873
2025 research tax credit – Nanobiotix Corp	166
Receivable as of December 31, 2025	3,038